    As filed with the Securities and Exchange Commission on June 12, 1997
                                  Securities Act File No. 33-65632;
                                  Investment Company Act File No. 811-7840

--------------------------------------------------------------------------------

                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                            ------------------------------

                                      FORM N-1A
                                REGISTRATION STATEMENT
                           UNDER THE SECURITIES ACT OF 1933          /X/

                             PRE-EFFECTIVE AMENDMENT NO.             / /
                            POST-EFFECTIVE AMENDMENT NO. 7           /X/

                                        AND/OR
                             REGISTRATION STATEMENT UNDER
                            INVESTMENT COMPANY ACT OF 1940           /X/

                                   AMENDMENT NO. 9                   /X/
                           (Check appropriate box or boxes)

                            ------------------------------

                                SCHRODER SERIES TRUST
                  (Exact Name of Registrant as Specified in Charter)
                    787 Seventh Avenue, New York, New York  10019
                 (Address of Principal Executive Offices) (Zip Code)
          Registrant's Telephone Number, including Area Code: (212) 492-6000

                                      ----------

    It is proposed that this filing will become effective (Check appropriate box):

                    immediately upon filing pursuant to paragraph (b)
               -----
                 X  on June 13, 1997 pursuant to paragraph (b)
               -----
                     60 days after filing pursuant to paragraph (a)(1)
               -----
                     on (date) pursuant to paragraph (a)(1)
               -----
                     75 days after filing pursuant to paragraph (a)(2)
               -----
                     on (date) pursuant to paragraph (a)(2)
               -----


                                      ----------

                                  CATHERINE A. MAZZA
                                    VICE PRESIDENT
                                SCHRODER SERIES TRUST
                                  787 SEVENTH AVENUE
                              NEW YORK, NEW YORK  10019
                       (Name and Address of Agent for Service)

                                      Copies to:
                               TIMOTHY W. DIGGINS, ESQ.
                                     ROPES & GRAY
                               ONE INTERNATIONAL PLACE
                          BOSTON, MASSACHUSETTS  02110-2624
                                      ----------
           APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO THE PUBLIC:
     As soon as practicable after this Registration Statement becomes effective.
                                      ----------
The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 and filed a Rule 24f-2 notice for its fiscal year most recently ended on December 12, 1996.

                                SCHRODER SERIES TRUST
                                CROSS REFERENCE SHEET

PART A
------

PROSPECTUS FOR INVESTOR SHARES

The cross-reference sheet relating to the Trust's Prospectus for Investor Shares is incorporated herein by reference to Post-Effective Amendment No. 4 to the Trust's Registration Statement filed electronically with the Commission on February 28, 1997.

PROSPECTUS FOR ADVISOR SHARES

The cross-reference sheet relating to the Trust's Prospectus for Advisor Shares is incorporated herein by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement filed electronically with the Commission on April 14, 1997.


PART B
------

The cross-reference sheet relating to the Trust's Statement of Additional Information for Investor and Advisor Shares is incorporated herein by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement filed electronically with the Commission on April 14, 1997.


PART C
------
The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                        PART A


    Part A relating to the sole class of shares of the Trust currently outstanding (to be designated "Investor Shares") is incorporated herein by reference to Post-Effective Amendment No. 4 to the Trust's Registration Statement filed electronically with the Commission on February 28, 1997.

    Part A relating to Advisor Shares of the Trust is incorporated herein by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement filed electronically with the Commission on April 14, 1997. Post-Effective Amendment No. 5 (relating to Advisor Shares) is pending with the Commission as of the date of filing of this Amendment and will become effective concurrently with this Amendment.

                                        PART B

    Part B relating to Investor and Advisor Shares of the Trust is incorporated herein by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement filed electronically with the Commission on April 14, 1997.

                                 FINANCIAL STATEMENTS


    The Financial Statements required by Part B and the related Report of Independent Public Accountants are incorporated herein by reference to Post-Effective Amendment No. 4 to the Trust's Registration Statement filed electronically with the Commission on February 28, 1997 (Accession Number:
0000912057-97-00730).

                                        PART C
                                  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements Included in Parts A and B (with respect to all series of the Trust except the Schroder Mid-Cap Value Fund):

         (1)  Report of Independent Auditors.

         (2) Statement of assets and liabilities, October 31, 1996. Statement of Operations -- period ended October 31, 1996. Statement of Change in net assets -- period ended October 31, 1996. Financial Highlights -- period ended October 31, 1996. Notes to Financial Statements.

         Included in Part C: None.

    (b)  Exhibits

         (1)(A)    -    Agreement and Declaration of Trust*
            (B)    -    Amendment No. 1 to Agreement and Declaration of Trust
         (2)(A)    -    Bylaws*
            (B)    -    Amendment to Bylaws

         (3)       -    Inapplicable
         (4)(A)    -    Forms of certificate representing shares of beneficial
                        interest*
            (B)    -    Portions of Agreement and Declaration of Trust Relating
                        to Shareholders' Rights*
            (C)    -    Portions of Bylaws Relating to Shareholders' Rights*
         (5)(A)    -    Form of Management Contract*
            (B)    -    Form of Management Contract for Mid-Cap Value Fund*
         (6)(A)    -    Form of Distributor's Contract*
         (7)       -    Inapplicable
         (8)       -    Form of Custodian Agreement*
         (9)(A)    -    Form of Transfer Agent and Servicing Agreement*
            (B)    -    Form of Administration Agreement*
            (C)    -    Form of Shareholder Service Agreement for Advisor
                        Shares*
             (D)   -    Form of Shareholder Servicing Plan for Advisor Shares*
         (10)      -    Opinion and Consent of Ropes & Gray*

         (11)      -    Consent of Independent Public Accountants

         (12)      -    Inapplicable
         (13)      -    Form of Initial Capital Agreement*
         (14)      -    Inapplicable
         (15)      -    Form of Distribution Plan and Agreement for Advisor
                        Shares*
         (16)      -    Schedule for Computation of Performance Information*
         (17)      -    Financial Data Schedule*
         (18)      -    Multiclass (Rule 18f-3) Plan*
         (19)(A)   -    Powers of Attorney for Messrs. Knight, Dinkins, and
                        Steed*

             (B)   -    Powers of Attorney for Messrs. Gibson, Knight, Dinkins,
                        Howell, Williams, and Jackowitz, and Ms. DeVoe Talley*

-----------------------------------
    *  Previously filed.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Schroder Wertheim & Co. Incorporated Profit-Sharing and Savings Incentive Plans and the Lewco Securities Corp. Profit Sharing and Thrift Plans, and the Schroder Wertheim & Co. Pension Plan may be deemed to "control" certain of the Funds. See "Principal Holders of Securities" in the Statement of Additional Information.

ITEM 26.  NUMBER OF RECORD HOLDERS OF SECURITIES

    As of March 31, 1997, the number of shareholders of record of each Fund with shares outstanding was as follows:

Fund                                         # record shareholders
----                                         ---------------------

Schroder Equity Value Fund                       628

Schroder Small Capitalization                    729
Value Fund

Schroder Investment Grade                        298
Income Fund

Schroder High Yield Income Fund                  358

Schroder Short-Term Investment Fund              393


ITEM 27.  INDEMNIFICATION

    Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

    SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the uninterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

    SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

    SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in
Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                                ----------------------

    Reference is made to the Distributor's Contract, previously filed, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Ashbel C. Williams, Jr., President and Director, who was Executive Director, Florida State Board of Administration; Paul M. Morris, Director, who was Principal and Senior Portfolio Manager at Weiss Peck & Greer, L.L.C.; Connie Moak-Mazur, Group Vice President, who was Managing Director/Marketing and Client Service, Wasserstein Perella Asset Management; Locke W. Ogens, First Vice President, who was Vice President and Portfolio Manager, Greenville Capital Management; Cheryl Cohen, Vice President, who was Vice President, Goldman Sachs & Co.; James Gray, Vice President, who was First Vice President, Concord Holding Corporation; and Anita L. Whelan, Vice President/Compliance Officer, who was First Vice President and Director of Compliance, Prudential Securities Incorporated Asset Management Group. The address of the investment adviser and its corporate affiliates is 787 Seventh Avenue, New York, New York 10019.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for Schroder Capital Funds (Delaware), the series of which are Schroder U.S. Equity Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder International Fund, Schroder International Smaller Companies Fund, and Schroder International Bond Portfolio.

    (b) The directors and officers of the Registrant's principal underwriter are:

                         Positions and Offices     Positions and Offices
Name                     With Registrant           With Underwriter
----                     ---------------------     ---------------------

Kathleen Adams           None                      Vice President

John Burns               None                      Vice President

Barbara Gottlieb         Assistant Clerk           Assistant Vice President

James L. Gray            None                      Senior Vice President

Lynne D. Gravelle        None                      Assistant Vice President

Fredrica G. Grizzel      None                      Assistant Vice President

Sharon L. Haugh          None                      Director; Chairman

Robert Jackowitz         Treasurer                 Treasurer;  Cheif  Financial
                                                   Officer

Sean P. Keegan           None                      Assistant Vice President

Mary Kunkemueller        None                      Assistant Vice President

Jane E. Lucas            Vice President            Director

Catherine A. Mazza       Vice President            President

Alexandra Poe            Clerk                     Fund Counsel; Senior Vice
                                                   President; Secretary

Mark J. Smith            Vice President            Director; Vice President

M. Randall Strickland    None                      Vice President

Anita L. Whelan          None                      Vice President

    The principal business address of each person listed above is 787 Seventh Avenue, New York, New York 10019.

    (c) Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Alexandra Poe; Registrant's investment adviser, Schroder Capital Management Inc.; Registrant's custodian, State Street Bank & Trust Company; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the Clerk and investment adviser is Equitable Center, 787 Seventh Avenue, New York, New York 10019. The address of the custodian is 225 Franklin Street, Boston, Massachusetts 02110. The address of the transfer agent and registrar is Two Heritage Drive, Quincy, Massachusetts, 02171.

ITEM 31.  MANAGEMENT SERVICES

    None.

ITEM 32.  UNDERTAKINGS

    (a)  Inapplicable.

    (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

    (c) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


                                        NOTICE

    A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 12th day of June, 1997.


                                  SCHRODER SERIES TRUST


                                  By:       /S/ Catherine A. Mazza
                                     ----------------------------------
                                       Name:   Catherine A. Mazza
                                       Title:     Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 12th day of June, 1997.


    SIGNATURE                          TITLE
    ---------                          -----

         *
--------------------------------       President of the Trust
Ashbel C. Williams, Jr.


         *
--------------------------------       Treasurer; Principal Financial
Robert Jackowitz                       Officer; Principal Accounting
                                       Officer


         *
--------------------------------       Trustee
David N. Dinkins


         *
--------------------------------       Trustee
David Gibson


         *
--------------------------------       Trustee
John I. Howell


         *
--------------------------------       Trustee
Peter S. Knight


         *
--------------------------------       Trustee
Madelon DeVoe Talley


                                  *  By:    /S/ Catherine A. Mazza
                                        -------------------------------
                                        Catherine A. Mazza
                                        Attorney-In-Fact

                                    EXHIBIT INDEX

EXHIBIT NO.                     TITLE                              PAGE
-----------                     -----                              ----

(1)(B)                          Amendment No. 1 to Agreement and Declaration of
                                Trust

(2)(B)                          Amendment to Bylaws

(11)                            Consent of Independent Public Accountants